Securities, Available-for-sale Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 14,517	$ 15,041
12 Months or More - Fair Value	0	23,343
Fair Value	14,517	38,384
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(4)	(84)
12 Months or More - Unrealized Loss	0	(218)
Unrealized Loss	(4)	(302)
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value		0
12 Months or More - Fair Value		1,999
Fair Value		1,999
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss		0
12 Months or More - Unrealized Loss		(6)
Unrealized Loss		(6)
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	14,517	15,041
12 Months or More - Fair Value	0	21,344
Fair Value	14,517	36,385
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(4)	(84)
12 Months or More - Unrealized Loss	0	(212)
Unrealized Loss	$ (4)	$ (296)